Statement of Financial Position - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 2,104,584	$ 6,011,368
Trade and other receivables	311,912	51,176
Prepayments	834,281	895,813
Total current assets	3,250,777	6,958,357
Non-current assets
Other financial assets	829,694	2,602,582
Right-of-use assets	360,455	35,199
Property, plant, and equipment	152,486	94,767
Investments
Intangibles	4,313,710	972,732
Total non-current assets	5,656,345	3,705,280
Total assets	8,907,122	10,663,637
Current liabilities
Trade and other payables	3,467,554	500,769
Lease liabilities	65,182	51,213
Employee benefits	628,713	383,236
Other current liabilities	432,464
Total other current liabilities	4,593,913	935,218
Interest bearing borrowings	1,433,172	1,110,171
Total current liabilities	6,027,085	2,045,389
Non-current liabilities
Lease liabilities	305,082
Employee benefits	200,277	62,861
Other non-current liabilities	346,796
Total non-current liabilities	852,155	62,861
Total liabilities	6,879,240	2,108,250
Net assets	2,027,882	8,555,387
Equity
Issued capital	76,008,621	61,822,859
Reserves	1,318,257	9,338,100
Accumulated losses	(75,298,996)	(62,605,572)
Total equity	$ 2,027,882	$ 8,555,387